INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) installment $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 $ / shares	Jun. 29, 2024 shares	Jun. 30, 2023 $ / shares
INTANGIBLE ASSETS
Common stock, shares issued | shares	207,585	207,585	40,165,603			12,455,157
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Amortization of intangibles	$ 337,911	$ 791,375	$ 1,362,446
Pacsquare assets - Proprietary Software
INTANGIBLE ASSETS
Amortization of intangibles		0	$ 143,696
Useful life (in years)			10 years
AtlasClear Platform | Pacsquare
INTANGIBLE ASSETS
Threshold period to receive level 1 equities trading platform from signing of agreement			12 months
Purchase price			$ 4,800,000
Payable in cash and in shares of common stock			1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement			100,000
Total Purchase Price			$ 850,000
Market price of public shares (in Dollars per share) | $ / shares			$ 6
Four monthly installments payable			$ 950,000
Number of monthly installments | installment			4
Monthly installments payable			$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules			2,700,000
Cash consideration		500,000	125,000
Accrued in accounts payable	$ 85,000	85,000	40,000
Purchase price allocated to Contribution Agreement		$ 1,726,500
Shares issued as purchase consideration for the assets			122,300
Asset acquisition, additional consideration payable			80,000
Accrued payable				$ 165,000
Total carrying value			$ 1,928,800
AtlasClear Platform | Pacsquare | Post Reverse Split
INTANGIBLE ASSETS
Common stock, shares issued | shares	5,600	5,600
Shares issued as purchase consideration for the assets (in shares) | shares			8,333
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $360
INTANGIBLE ASSETS
Common stock, shares issued | shares	2,361	2,361
Common stock, par value (in dollars per share) | $ / shares	$ 360	$ 360
Shares issued as purchase consideration for the assets		$ 850,000
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $90
INTANGIBLE ASSETS
Common stock, shares issued | shares	3,239	3,239
Common stock, par value (in dollars per share) | $ / shares	$ 90	$ 90
Shares issued as purchase consideration for the assets		$ 291,500